Debt - Short-term Debt (Parenthetical) (Detail)	Dec. 31, 2012 UBS Revolver	Mar. 31, 2013 ABSA Revolver	Dec. 31, 2012 ABSA Revolver	Dec. 31, 2012 Wells Revolver	Dec. 31, 2011 Wells Revolver
Standby Letters of Credit [Line Items]
Average effective interest	3.90%	8.43%	8.50%	5.25%	4.70%